INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Schedule of bank's investments in associates and joint ventures

The following table presents information regarding the Bank’s investments in associates and joint ventures:

Composition	December 31, 2022	December 31, 2021
In millions of COP
Investments in associates(1)	2,300,450	2,138,156
Investments in joint ventures(2)	615,183	582,403
Total	2,915,633	2,720,559
(1)	As of December 31, 2022 and 2021, the amount includes investments in associates at fair value for COP 1,532,156 and COP 1,358,368, respectively and investments in associates at equity method value for COP 768,294 COP 779,788 respectively. See Note 30 Fair value of assets and liabilities.
(2)	All investments in joint ventures are accounted for using the equity method.

Schedule of the investments in associates

The following are the investments in associates that the Bank holds as of December 31, 2022 and 2021:

			% of			% of
Company name	Main activity	Country	Ownership	Carrying		Ownership	Carrying
			interest	amount		interest	amount
			2022			2021
P.A Viva Malls	Development and operation of commercial spaces	Colombia	49.00%	1,530,459		49.00%	1,355,688
Protección S.A.	Administration of pension funds and severances	Colombia	20.58%	533,584		20.58%	630,821
P.A El Bosque	Real estate ecosystems	Colombia	14.11%	40,231	*	-%	-
Titularizadora Colombiana S.A. Hitos.	Mortgage portfolio securities	Colombia	26.98%	35,756	*	26.98%	34,241	*
Redeban Multicolor S.A.	Network data transmission services	Colombia	20.36%	31,876	*	20.36%	26,045	*
P.A El Otoño	Real estate ecosystems	Colombia	16.30%	23,960	*	-%	-
ACH Colombia S.A.	Electronic transfer services	Colombia	19.94%	19,005	*	19.94%	18,854	*
Servicio Salvadoreño de Protección, S. A. de C.V.	Custodial services and transfer of monetary types	El Salvador	25.00%	14,497	*	25.00%	13,145	*
Servicios Financieros, S.A. de C.V.	Processing of financial transactions and electronic payment methods	El Salvador	49.78%	11,392	*	49.78%	7,801	*
Reintegra S.A.S.(1)	Collections and recovery of portfolio	Colombia	46.00%	11,211	*	46.00%	8,049	*
P.A La Felicidad	Real estate ecosystems	Colombia	20.00%	9,798	*	20.00%	14,443	*
P.A Madrid II	Real estate ecosystems	Colombia	20.00%	9,126	*	20.00%	9,117	*
P.A Boreal	Real estate ecosystems	Colombia	20.00%	7,477		20.00%	7,942	*
Servicios de Identidad Digital S.A.S.	Digital services	Colombia	33.33%	7,049		33.33%	4,566	*
Internacional Ejecutiva de Aviación S.A.S.	Aircraft and aircraft travel service	Colombia	25.00%	6,455		25.00%	558	*
P.A Mirador de la Ciénaga.	Real estate ecosystems	Colombia	13.00%	3,329	*	13.00%	1,329	*
ACH de El Salvador, S. A. de C.V.	Electronic transfer services	El Salvador	25.00%	2,140	*	25.00%	1,686	*
P.A Distrito Vera	Real estate ecosystems	Colombia	33.33%	1,697	*	33.33%	2,680	*
Agricapital S.A.S.	Financial services	Colombia	10.21%	1,408	*	10.02%	1,191	*
Total, investments in associates. In millons of COP				2,300,450			2,138,156
(1)	For 2021, the carrying amount includes the elimination of downstream transactions between Bancolombia S.A. and Reintegra S.A.S.

(*)  For the purposes of applying the equity method of accounting, financial statements as of November 30, 2022 and 2021 have been used. However, the Bank does not consider that any adjustments have to be made since no significant transactions took place between that date and December 31, 2022 and 2021.

The following table sets forth the changes in the carrying amount of associates of the Bank as of December 31, 2022 and 2021:

	December 31, 2022				December 31, 2021
	In millions of COP
	P.A Viva Malls	Protección S.A.	Others	Total	P.A Viva Malls	Protección S.A.	Others	Total
Balance at January 1,	1,355,688	630,821	151,647	2,138,156	1,263,765	582,073	127,254	1,973,092
Equity method - Gain(1)	189,132	46,812	29,941	265,885	105,202	56,901	16,930	179,033
OCI (Equity method)	-	3,137	2,227	5,364	-	2,178	726	2,904
OCI (Translation adjustment)	-	-	4,466	4,466	-	-	2,912	2,912
Purchase / capitalizations	-	61,728	74,634	136,362	-	-	13,271	13,271
Sells or refund of contributions(2)	(14,361)	(208,914)	(6,155)	(229,430)	(13,279)	-	(6,977)	(20,256)
Impairment loss / recovery(3)	-	-	(2,656)	(2,656)	-	-	(1,733)	(1,733)
Dividends	-	-	(28,005)	(28,005)	-	(10,331)	(11,976)	(22,307)
Others	-	-	10,308	10,308	-	-	11,240	11,240
Balance at December 31,	1,530,459	533,584	236,407	2,300,450	1,355,688	630,821	151,647	2,138,156
(1)	For further information see Note 25.5 Dividends and net income on equity investments.
(2)	On December 05, 2022, was registered the spin-off of Protección S.A. and the creation of the company Asulado Seguros de Vida S.A., of which the Bank sold its participation to SURA Asset Management S.A., in order to comply with the authorized investment regime. For further information, see Note 25.5 Dividends and net income on equity investments.
(3)	During 2022, the Bank management performed a valuation, to establish the recoverable amount of Internacional Ejecutiva de Aviación S.A.S., which amounted to COP 10,359. As a result of the valuation, the recoverable amount of the investment was higher than the book value, for this, the Bank recognised a recovery of the impairment losses for COP 5,032. In addition during 2022, given the recovery of the investment in the associate Reintegra S.A.S due to the eliminations of downstream transactions between Bancolombia S.A. and Reintegra S.A.S. The Bank management requested a valuation, to establish the recoverable amount of associate, which amounted to COP 8,735, based in value in use of associate. As a result of the valuation, the recoverable amount of the investment was lower than the book value, therefore, the Bank recorded an impairment in the Statement of Income for COP 7,688.

Schedule of additional information regarding the Bank's most significant associates

The following is additional information regarding the Bank’s most significant associates as of December 31, 2022 and 2021:

As of December 31, 2022

				Income from
	Assets	Liabilities	OCI	ordinary activities	Profits
Company name	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
In millions of COP
P.A Viva Malls.	3,152,529	19,705	-	689,794	418,410
Protección S.A.	2,619,197	624,052	89,419	2,993,740	227,514

As of December 31, 2021

				Income from
	Assets	Liabilities	OCI	ordinary activities	Profits
Company name	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
In millions of COP
P.A Viva Malls.	2,810,414	43,703	-	514,485	214,538
Protección S.A.	3,698,529	1,461,115	74,155	1,816,422	276,519

Schedule of the joint ventures

The following are the joint ventures that the Bank holds as of December 31, 2022 and 2021:

			% of			% of
Company name	Main activity	Country	Ownership	Carrying		Ownership	Carrying
			interest	amount		interest	amount
			2022			2021
Compañía de Financiamiento TUYA S.A.	Financing Services	Colombia	50.00%	564,998		50.00%	546,633
P.A Laurel	Renewable energies	Colombia	50.00%	22,150		-%	-
Puntos Colombia S.A.S.	Administration of the customers loyalty	Colombia	50.00%	11,514		50.00%	9,601	*
Fondo de Capital Privado Ruta del Sol compartimento A	Investment in infrastructure projects	Colombia	25.90%	10,159		25.90%	16,664	*
Ecosistemas Digitales de Negocio S.A.S.	Digital electronic billing services	Colombia	50.00%	3,832		50.00%	3,615	*
P.A Muverang	Sustainable mobility services	Colombia	33.33%	2,351		33.33%	2,544	*
P.A Blup	Inventory finance and comprehensive logistics operation	Colombia	50.00%	179	*	-%	-
P.A Reintegra(1)	Collections and recovery of portfolio	Colombia	46.00%	-	*	46.00%	-	*
VILIV S.A.S.(In liquidation)	IT services and consulting	Colombia	50.00%	-		50.00%	3,346	*
Total investments in joint venture. In millions of COP				615,183			582,403

(1) In 2022 and 2021, the carrying amount at the end of the year is zero, because the amount of downstream transactions between Bancolombia S.A. and P.A Reintegra made during these years.

(*) For the purposes of applying the equity method of accounting, financial statements as of November 30, 2022 and 2021 have been used. However, the Bank does not consider that any adjustments have to be made since no significant transactions took place between these dates and December 31, 2022 and 2021.

The following table sets forth the changes in the carrying amount of joint ventures of the Bank as of December 31, 2022 and 2021:

	December 31, 2022			December 31, 2021
	In millions of COP
	Compañía de			Compañía de
	financiamiento	Others	Total	financiamiento	Others	Total
	TUYA S.A.			TUYA S.A.
Balance at January 1,	546,633	35,770	582,403	516,791	16,432	533,223
Equity method - (Loss) / Gain(1)	(36,635)	(10,145)	(46,780)	5,342	15,277	20,619
Purchase / capitalizations	55,000	31,524	86,524	24,500	17,834	42,334
Sells or refund of contributions	-	(10)	(10)	-	-	-
Impairment loss(2)	-	(6,977)	(6,977)	-	-	-
Others	-	23	23	-	(13,773)	(13,773)
Balance at December 31,	564,998	50,185	615,183	546,633	35,770	582,403
(1)	For further information see Note 25.5 Dividends and net income on equity investments.
(2)	During the year 2022, the impairment loss relates mainly to the fact that the Bank's management requested a valuation of joint ventures Fondo de Capital Privado Ruta del Sol compartment A to establish the recoverable amount based in value in use of the previously mentioned joint ventures, which amounted to COP 10,159. As a result of the valuation, the recoverable amount on both investments was lower than the book value, therefore, the Bank recorded an impairment in the Consolidated Statement of Income for COP 6,514. See Note 25.5 Dividends and net income on equity investments.

Schedule of additional information regarding the bank's most significant joint ventures

As of December 31, 2022

				Income from
	Assets		Liabilities	ordinary activities	Loss
Company name	(unaudited)		(unaudited)	(unaudited)	(unaudited)
In millons of COP
Compañía de financiamiento TUYA S.A.	5,101,346	(1)	4,491,257	1,973,131	73,266	(2)
(1)	Includes cash and cash equivalents by COP 523,835.
(2)	Includes interest and valuation income by COP 1,001,631, interest expenses by COP 304,114, depreciation and amortization by COP 32,122 and income tax revenue by COP 7,907.

As of December 31, 2021

				Income from
	Assets		Liabilities	ordinary activities	Profits
Company name	(unaudited)		(unaudited)	(unaudited)	(unaudited)
In millons of COP
Compañía de financiamiento TUYA S.A.	3,965,397	(1)	3,392,041	1,675,439	10,681	(2)
(1)	Includes cash and cash equivalents by COP 353,348.
(2)	Includes interest and valuation income by COP 630,936, interest expenses by COP 82,537, depreciation and amortization by COP 21,113 and income tax by COP 13,828.